Trade and other receivables (Details Narrative) - USD ($) $ in Millions	Sep. 08, 2023	Dec. 31, 2023	Dec. 31, 2022
Atapu And Sepiafields [Member]
IfrsStatementLineItems [Line Items]
Receivables		$ 611	$ 693
Roncador Field [Member]
IfrsStatementLineItems [Line Items]
Sales from trade receivables		360	393
Carmopolis Group Fields [Member]
IfrsStatementLineItems [Line Items]
Sales from trade receivables		296	275
Potiguar Group Fields [Member]
IfrsStatementLineItems [Line Items]
Sales from trade receivables		265
First Installment Petroleum And Alcohol Accounts [Member]
IfrsStatementLineItems [Line Items]
Net of withholding income taxes received	$ 362
Second Installment Petroleum And Alcohol Accounts [Member]
IfrsStatementLineItems [Line Items]
Net of withholding income taxes received	$ 278
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Measured at fair value through profit and loss		$ 503	$ 470